Note 8 - Other Liabilities	6 Months Ended
Apr. 30, 2025
Statement Line Items [Line Items]
Disclosure of other liabilities [text block]
8.	Other liabilities:

(thousands of Canadian dollars)
	April 30	October 31	April 30
	2025	2024	2024

Accounts payable and other	$7,397	$10,752	$20,816
Current income tax liability	1,985	893	4,102
Deferred income tax liability	96	141	355
Derivative instruments (note 12)	381	-	-
Lease obligations	3,070	3,035	3,414
Cash collateral and amounts held in escrow	5,991	6,076	6,751
Cash reserves on receivable purchase program receivables	192,878	171,208	158,176

	$211,798	$192,105	$193,614